Customer Deposits - Maturities (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023
Deposits [Abstract]
Demand deposits	$ 41,072
Maturing In:
2024	181
2025	12,605
2026	16,734
2027	15,122
2028	0
Thereafter	12,068
Total	$ 97,782	$ 11,800